Related Party and Party-In-Interest Transactions (Details) - EBP 002 - Best Buy Co., Inc. stock fund - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Number of common shares purchased (in shares)	129,860	48,800
Cost of common shares purchased	$ 9,464,571	$ 4,392,981
Number of common shares sold (in shares)	101,326	140,759
Market value of common shares sold	$ 7,592,420	$ 12,143,173
Cost of common shares sold	$ 5,070,450	$ 6,635,455